Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-Average Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	$ 41.24	$ 44.25	$ 44.52
Exercised	$ 35.20	$ 35.00	$ 34.51
Cancelled/Forfeited	$ 45.15	$ 51.06	$ 44.90
Ending Balance	$ 34.69	$ 41.24	$ 44.25
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	27,819	56,844	107,765
Exercised	(7,447)	(7,104)	(372)
Cancelled/Forfeited	(17,054)	(21,921)	(50,549)
Ending Balance	3,318	27,819	56,844